INCOME TAXES (Schedule of Taxes on Income by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on income by jurisdiction
Domestic	$ 2,187	$ 1,548	$ 3,396
Foreign	589	(10,374)	(3,184)
Taxes on income	2,776	(8,826)	212
Domestic:
Current taxes	1,121	387	2,800
Deferred tax (benefit) expense	649	2,532	937
Taxes in respect of previous years	417	(1,371)	(341)
Total - Domestic	2,187	1,548	3,396
Foreign:
Current taxes	585	825	953
Deferred tax benefit	(191)	(11,391)	(4,205)
Taxes in respect of previous years	195	192	68
Total - Foreign	589	(10,374)	(3,184)
Total income tax expense	$ 2,776	$ (8,826)	$ 212